Accounting changes and new accounting guidance (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The table below summarizes the effects of the reclassifications on the consolidated income statement.

Consolidated income statement reclassifications
	Year ended Dec. 31,
(in millions)	2020	2019
Before reclassifications
Foreign exchange and other trading revenue	$789	$654
Total fee revenue	$12,714	$13,236
Investment and other income	$184	$968
Net securities gains (losses)	$33	$(18)
Income from consolidated investment management funds	$84	$56

After reclassifications
Foreign exchange revenue	$774	$564
Total fee revenue	$12,515	$12,178
Investment and other revenue	$316	$1,096

The table below summarizes the effects of the reclassifications on the consolidated balance sheet.

Consolidated balance sheet reclassifications	Dec. 31, 2020
(in millions)
Before reclassifications
Other assets	$20,468
Assets of consolidated investment management funds, at fair value	$487
Other liabilities	$7,514
Liabilities of consolidated investment management funds, at fair value	$3

After reclassifications
Other assets	$20,955
Other liabilities	$7,517